Subsequent Events (Details Narrative) - USD ($)		1 Months Ended	6 Months Ended
	Aug. 01, 2025	Jul. 30, 2025	Jun. 30, 2025	Jun. 30, 2024
Subsequent Event [Line Items]
Promissory note			$ 379,000
Business Loan And Security Agreement [Member] | Agile Capital Fundind LLC [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Promissory note		$ 368,000
One-time interest charge		162,000
Weekly installment amount		19,000
Proceeds from issue of promissory note		350,000
Administrative agent fees		$ 18,000
Asset Purchase Agreement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Description related to sale of machine business	Company entered into an asset purchase agreement with SMC and Stingray Music USA, Inc. (“Stingray USA”) pursuant to which Stingray USA purchased substantially all of the assets, and assumed most of the liabilities, associated with the Company’s Singing Machine business for $500,000.